PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 93.2%
Brazil : 6.7%
378,783
Ambev SA, ADR
$ 825,747
0.3
121,832  B3 SA - Brasil Bolsa
Balcao
273,274
0.1
268,938  Banco Bradesco SA,
ADR
744,958
0.3
49,088  Banco Santander Brasil
SA, ADR
231,695
0.1
54,310  BB Seguridade
Participacoes SA
326,371
0.1
101,175
(1)
BRF SA, ADR
356,136
0.1
13,251  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
255,670
0.1
12,811
Embraer SA
184,127
0.1
25,243
Equatorial Energia SA
153,589
0.1
132,182  Itau Unibanco Holding
SA, ADR
828,781
0.3
74,624
Klabin SA
246,412
0.1
1,853
(2)
MercadoLibre, Inc.
4,398,818
1.6
35,665
Petroleo Brasileiro SA
226,810
0.1
130,950  Petroleo Brasileiro SA -
Foreign, ADR
1,668,303
0.6
24,872
Porto Seguro SA
229,951
0.1
28,772
Rumo SA
85,244
0.0
49,705
Telefonica Brasil SA
279,702
0.1
36,772
Telefonica Brasil SA, ADR
412,582
0.2
51,403
TIM SA/Brazil
189,380
0.1
20,750
(1)
TIM SA/Brazil, ADR
381,385
0.1
303,626
Totvs SA
2,361,424
0.9
22,929
Vale SA, ADR
218,514
0.1
63,502
Vale SA - Foreign
604,338
0.2
15,179
WEG SA
100,298
0.0
155,832
XP, Inc. - Class A
2,515,129
0.9
18,098,638
6.7
Chile : 0.5%
1,175,149
Banco de Chile
161,880
0.1
105,877
Cencosud SA
318,956
0.1
2,131,900  Cia Sud Americana de
Vapores SA
107,734
0.0
24,985
Empresas Copec SA
165,409
0.1
1,302,942
Enel Americas SA
129,945
0.0
32,453
Falabella SA
161,829
0.1
10,059
(1)(2)
Sociedad Quimica y
Minera de Chile SA, ADR
369,668
0.1
1,415,421
0.5
China : 15.8%
296,400  Alibaba Group Holding
Ltd.
4,456,308
1.6
29,759  Alibaba Group Holding
Ltd., ADR
3,589,828
1.3
68,500  Anhui Conch Cement Co.
Ltd. - Class H
198,316
0.1
48,450
(2)
Baidu, Inc. - Class A
530,108
0.2
215,000  Bank of China Ltd. -
Class H
124,101
0.0
2,359
(2)
BeiGene Ltd., ADR
710,366
0.3
374,000
(1)
Brilliance China
Automotive Holdings Ltd.
149,187
0.1
17,500
BYD Co. Ltd. - Class H
255,515
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,136,000
(3)
CGN Power Co. Ltd. -
Class H
$ 426,764
0.2
392,000  China Communications
Services Corp. Ltd. -
Class H
228,316
0.1
262,000  China Construction Bank
Corp. - Class H
267,974
0.1
281,000  China Everbright
Environment Group Ltd.
150,389
0.1
196,000
(3)
China Feihe Ltd.
116,522
0.0
87,000  China Hongqiao Group
Ltd.
229,497
0.1
148,000  China Life Insurance Co.
Ltd. - Class H
427,514
0.2
94,000  China Merchants Port
Holdings Co. Ltd.
185,126
0.1
258,000  China Railway Group Ltd.
- Class H
129,808
0.0
37,600  China Resources Gas
Group Ltd.
95,177
0.0
116,000  China State Construction
International Holdings
Ltd.
177,711
0.1
163,400  China United Network
Communications Ltd. -
Class A
121,536
0.0
21,300  ENN Energy Holdings
Ltd.
173,595
0.1
78,000  Geely Automobile
Holdings Ltd.
174,955
0.1
252,000  Guangdong Investment
Ltd.
224,303
0.1
612,989
H World Group Ltd.
1,913,262
0.7
94,200  Haier Smart Home Co.
Ltd. - Class H
296,766
0.1
195,000  Industrial & Commercial
Bank of China Ltd. -
Class H
149,414
0.1
64,760  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
132,887
0.0
17,575
(2)
iQIYI, Inc., ADR
32,338
0.0
68,600
(2)(3)
JD Logistics, Inc.
118,885
0.0
55,100
JD.com, Inc. - Class A
868,483
0.3
128,000  Jiangsu Expressway Co.
Ltd. - Class H
156,953
0.1
58,500
Kingboard Holdings Ltd.
209,554
0.1
634,000
Kunlun Energy Co. Ltd.
610,765
0.2
39,800  Lao Feng Xiang Co. Ltd.
- Class B
142,344
0.0
68,400
(2)(3)
Meituan - Class B
1,055,244
0.4
26,800  Midea Group Co. Ltd. -
Class H
259,671
0.1
9,135  New Oriental Education &
Technology Group, Inc.,
ADR
402,945
0.1
13,028
(2)
PDD Holdings, Inc., ADR
1,478,027
0.5
618,000  People's Insurance Co.
Group of China Ltd. -
Class H
474,790
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,144,000  PetroChina Co. Ltd. -
Class H
$ 1,117,953
0.4
142,000  PICC Property & Casualty
Co. Ltd. - Class H
294,733
0.1
175,000
(3)
Qingdao Port
International Co. Ltd. -
Class H
145,488
0.1
148,778  Shenzhen International
Holdings Ltd.
148,770
0.1
14,700  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
471,526
0.2
158,000  Sinopec Engineering
Group Co. Ltd. - Class H
122,681
0.0
126,434
Tencent Holdings Ltd.
8,851,927
3.3
130,741  Tencent Music
Entertainment Group,
ADR
2,744,254
1.0
336,000  Tingyi Cayman Islands
Holding Corp.
496,697
0.2
6,500
Trip.com Group Ltd.
403,536
0.1
9,331
Trip.com Group Ltd., ADR
578,055
0.2
603,000  Uni-President China
Holdings Ltd.
761,812
0.3
232,000  Want Want China
Holdings Ltd.
167,684
0.1
21,000
Weibo Corp. - Class A
205,048
0.1
85,000  Weichai Power Co. Ltd. -
Class H
180,189
0.1
17,800
(2)(3)
Xiaomi Corp. - Class B
119,758
0.0
94,000  Xinhua Winshare
Publishing and Media Co.
Ltd. - Class H
140,644
0.0
576,200  Yangzijiang Shipbuilding
Holdings Ltd.
1,130,175
0.4
70,680
Yum China Holdings, Inc.
3,281,674
1.2
6,350  ZTO Express Cayman,
Inc.
123,791
0.0
42,931,639
15.8
Czechia : 0.2%
9,301
CEZ AS
538,894
0.2
Egypt : 0.1%
95,964  Commercial International
Bank Egypt SAE
185,915
0.1
France : 0.6%
3,795
L'Oreal SA
1,679,226
0.6
Greece : 0.4%
22,160  Hellenic
Telecommunications
Organization SA
402,095
0.1
15,820  Helleniq Energy Holdings
SA
139,105
0.1
9,729
Jumbo SA
329,085
0.1
14,492
OPAP SA
325,143
0.1
1,195,428
0.4
Hong Kong : 1.4%
396,288
AIA Group Ltd.
3,695,058
1.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hungary : 0.7%
63,306  Magyar Telekom
Telecommunications PLC
$ 314,339
0.1
75,259  MOL Hungarian Oil &
Gas PLC
653,890
0.2
2,971
OTP Bank Nyrt
241,084
0.1
23,865
Richter Gedeon Nyrt
716,318
0.3
1,925,631
0.7
Iceland : 0.1%
60,845
Festi hf
147,473
0.0
246,394
Hagar hf
211,164
0.1
358,637
0.1
India : 15.0%
20,374
(2)
Aurobindo Pharma Ltd.
263,420
0.1
1,331  Bajaj Holdings &
Investment Ltd.
211,340
0.1
74,477
Bharat Electronics Ltd.
323,550
0.1
49,214  Bharat Petroleum Corp.
Ltd.
183,910
0.1
18,782
Bharti Airtel Ltd.
349,602
0.1
5,755
Blue Star Ltd.
113,475
0.0
2,515
Britannia Industries Ltd.
165,475
0.1
13,212
Cipla Ltd./India
233,327
0.1
54,335
Coal India Ltd.
232,361
0.1
284,978
Coforge Ltd.
2,987,890
1.1
7,807  Coromandel International
Ltd.
238,727
0.1
3,529
Cummins India Ltd.
142,530
0.0
3,885
Divi's Laboratories Ltd.
290,926
0.1
870  Dixon Technologies India
Ltd.
166,226
0.1
15,950  Dr Reddy's Laboratories
Ltd.
230,122
0.1
4,932
Eicher Motors Ltd.
306,882
0.1
30,157
Exide Industries Ltd.
131,688
0.0
28,491
Fortis Healthcare Ltd.
277,438
0.1
49,517
HCL Technologies Ltd.
825,454
0.3
2,892
(3)
HDFC Asset
Management Co. Ltd.
185,861
0.1
103,866
HDFC Bank Ltd.
2,383,549
0.9
66,841
HDFC Bank Ltd., ADR
5,131,384
1.9
3,682
Hero MotoCorp Ltd.
178,366
0.1
49,656
Hindalco Industries Ltd.
384,418
0.1
18,492
Hindustan Unilever Ltd.
531,083
0.2
15,647
Indian Hotels Co. Ltd.
131,608
0.0
64,099
(2)
Indus Towers Ltd.
264,348
0.1
79,543
Infosys Ltd.
1,352,784
0.5
246,239  Infosys Ltd. - Foreign,
ADR
4,117,116
1.5
3,582
(2)(3)
InterGlobe Aviation Ltd.
240,382
0.1
11,209
JSW Steel Ltd.
133,710
0.0
5,689
Kotak Mahindra Bank Ltd.
128,175
0.0
8,277
Lupin Ltd.
180,912
0.1
5,255
Mahindra & Mahindra Ltd.
191,432
0.1
16,690
(2)
MakeMyTrip Ltd.
1,562,017
0.6
21,558
Marico Ltd.
174,180
0.1
948
Maruti Suzuki India Ltd.
135,980
0.0
14,158  Max Healthcare Institute
Ltd.
200,868
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
76,580  National Aluminium Co.
Ltd.
$ 160,634
0.1
187,051
NMDC Ltd.
150,342
0.1
54,316
NTPC Ltd.
206,147
0.1
45,895  Oil & Natural Gas Corp.
Ltd.
125,740
0.0
305
Page Industries Ltd.
169,575
0.1
3,658
Persistent Systems Ltd.
213,777
0.1
84,251
Petronet LNG Ltd.
276,213
0.1
67,744  Power Grid Corp. of India
Ltd.
223,946
0.1
450,402
Reliance Industries Ltd.
7,112,972
2.6
112,134
(2)
Reliance Strategic
Investments Ltd.
419,328
0.2
486
Shree Cement Ltd.
170,364
0.1
9,363  Sun Pharmaceutical
Industries Ltd.
181,830
0.1
97,460  Tata Consultancy
Services Ltd.
3,361,049
1.2
54,258  Tata Consumer Products
Ltd.
662,551
0.2
79,656
Tata Steel Ltd.
143,049
0.0
24,638
Tech Mahindra Ltd.
408,746
0.1
2,434
Trent Ltd.
138,836
0.0
1,681
UltraTech Cement Ltd.
234,052
0.1
79,144
Vedanta Ltd.
382,215
0.1
9,541
Voltas Ltd.
144,006
0.1
64,243
Wipro Ltd.
180,713
0.1
56,947
(2)
Zomato Ltd.
198,752
0.1
40,547,353
15.0
Indonesia : 1.7%
2,859,000  Astra International Tbk
PT
883,776
0.3
5,385,037
Bank Central Asia Tbk PT
2,698,957
1.0
295,900  Indofood Sukses Makmur
Tbk PT
152,789
0.1
2,297,200  Perusahaan Gas Negara
Tbk PT
227,101
0.1
2,443,100  Unilever Indonesia Tbk
PT
253,457
0.1
226,200
United Tractors Tbk PT
331,455
0.1
4,547,535
1.7
Japan : 1.2%
10,766
Fast Retailing Co. Ltd.
3,283,950
1.2
Kuwait : 0.1%
101,686  Mobile
Telecommunications Co.
KSCP
176,528
0.1
Luxembourg : 0.1%
7,934
Reinet Investments SCA
229,315
0.1
Malaysia : 1.2%
114,900
AMMB Holdings Bhd
135,764
0.0
87,000  CIMB Group Holdings
Bhd
132,990
0.0
331,400
Gamuda Bhd
399,999
0.1
37,400
Petronas Dagangan Bhd
188,906
0.1
38,100
Petronas Gas Bhd
160,618
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
123,500  Press Metal Aluminium
Holdings Bhd
$ 154,240
0.1
968,800
Public Bank Bhd
954,141
0.4
117,200
Telekom Malaysia Bhd
185,032
0.1
311,400
Tenaga Nasional Bhd
948,508
0.3
3,260,198
1.2
Mexico : 5.2%
57,081  America Movil SAB de
CV - Foreign, ADR
1,031,454
0.4
20,671  Arca Continental SAB
de CV
215,509
0.1
213,671
Cemex SAB de CV
186,431
0.1
84,715  Cemex SAB de CV -
Foreign, ADR
737,020
0.3
40,170  Coca-Cola Femsa SAB
de CV
333,881
0.1
8,840  Coca-Cola Femsa SAB
de CV - Foreign, ADR
734,074
0.3
21,381  Fomento Economico
Mexicano SAB de CV
193,296
0.1
32,723  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
2,960,123
1.1
10,538  Gruma SAB de CV -
Class B
181,528
0.1
23,626  Grupo Aeroportuario del
Centro Norte SAB de CV
314,345
0.1
18,445  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
424,572
0.2
10,684  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
323,952
0.1
123,282  Grupo Financiero Banorte
SAB de CV - Class O
1,097,938
0.4
52,065  Grupo Financiero Inbursa
SAB de CV - Class O
134,075
0.0
44,221  Grupo Mexico SAB de
CV
275,874
0.1
100,422
Grupo Televisa SAB, ADR
281,182
0.1
26,593
(2)
Ollamani SAB
66,282
0.0
88,008  Prologis Property Mexico
SA de CV
333,558
0.1
30,332  Promotora y Operadora
de Infraestructura SAB
de CV
358,533
0.1
1,279,223  Wal-Mart de Mexico SAB
de CV
3,770,199
1.4
13,953,826
5.2
Peru : 0.5%
24,382  Cia de Minas
Buenaventura SAA, ADR
414,738
0.1
4,156
Credicorp Ltd.
984,972
0.4
1,399,710
0.5
Philippines : 0.3%
724,000
DMCI Holdings, Inc.
127,204
0.0
34,270  International Container
Terminal Services, Inc.
263,139
0.1
27,700
Manila Electric Co.
255,002
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Philippines (continued)
6,530
PLDT, Inc.
$ 147,476
0.1
225,500  Semirara Mining & Power
Corp.
127,570
0.0
920,391
0.3
Qatar : 0.4%
41,927
Industries Qatar QSC
153,038
0.1
84,160
Ooredoo QPSC
311,020
0.1
73,985
Qatar Fuel QSC
308,864
0.1
70,018
Qatar Navigation QSC
208,458
0.1
232,035
Vodafone Qatar QSC
151,992
0.0
1,133,372
0.4
Romania : 0.3%
46,332
NEPI Rockcastle NV
354,124
0.1
2,223,318
OMV Petrom SA
389,792
0.1
4,685  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
131,134
0.1
875,050
0.3
Saudi Arabia : 0.6%
3,330  Aldrees Petroleum and
Transport Services Co.
105,772
0.0
11,787
Almarai Co. JSC
150,328
0.1
18,009
Etihad Etisalat Co.
293,821
0.1
3,528
Riyadh Cables Group Co.
123,062
0.0
5,356
SABIC Agri-Nutrients Co.
169,890
0.1
82,900
(3)
Saudi Arabian Oil Co.
536,417
0.2
25,355
Saudi Telecom Co.
283,816
0.1
1,663,106
0.6
Singapore : 1.3%
620,880
(2)
Grab Holdings Ltd. -
Class A
3,036,103
1.1
611,600  Yangzijiang Financial
Holding Ltd.
452,218
0.2
3,488,321
1.3
South Africa : 3.1%
19,451
Bid Corp. Ltd.
489,045
0.2
14,279
Bidvest Group Ltd.
185,753
0.1
9,310  Capitec Bank Holdings
Ltd.
1,804,729
0.7
16,351
Clicks Group Ltd.
342,804
0.1
34,972
(1)
Exxaro Resources Ltd.
305,790
0.1
29,089
Foschini Group Ltd.
196,431
0.1
25,067
Mr Price Group Ltd.
290,068
0.1
42,406
MTN Group Ltd.
356,424
0.1
496
Naspers Ltd. - Class N
153,106
0.1
78,807
OUTsurance Group Ltd.
334,198
0.1
93,805
(3)
Pepkor Holdings Ltd.
140,872
0.1
486,672
Sanlam Ltd.
2,341,422
0.9
21,917
Shoprite Holdings Ltd.
319,450
0.1
10,056  Standard Bank Group
Ltd.
129,395
0.0
23,828
Tiger Brands Ltd.
396,997
0.1
48,355
Vodacom Group Ltd.
369,188
0.1
48,551  Woolworths Holdings
Ltd./South Africa
133,263
0.1
8,288,935
3.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea : 15.1%
2,668
Coway Co. Ltd.
$ 208,093
0.1
2,060
DB Insurance Co. Ltd.
189,344
0.1
3,276
HD Hyundai Co. Ltd.
335,212
0.1
1,901  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
488,523
0.2
5,558  Hyundai Engineering &
Construction Co. Ltd.
268,984
0.1
4,102
Hyundai Glovis Co. Ltd.
433,307
0.2
2,081
Hyundai Mobis Co. Ltd.
439,132
0.2
2,331
KB Financial Group, Inc.
185,194
0.1
3,542
Kia Corp.
259,171
0.1
14,324
Korean Air Lines Co. Ltd.
242,511
0.1
3,289
KT&G Corp.
308,258
0.1
69,010
LG Uplus Corp.
726,441
0.3
18,609
NAVER Corp.
3,131,804
1.1
27,987
Samsung C&T Corp.
3,376,489
1.2
1,884  Samsung Electro-
Mechanics Co. Ltd.
200,170
0.1
128,591  Samsung Electronics Co.
Ltd.
6,553,508
2.4
13,763  Samsung Life Insurance
Co. Ltd.
1,242,311
0.4
12,668  Shinhan Financial Group
Co. Ltd.
616,854
0.2
55,392
SK Hynix, Inc.
10,735,854
4.0
92,663
(2)
SK Square Co. Ltd.
9,980,772
3.7
16,707
SK Telecom Co. Ltd.
674,821
0.2
13,109  Woori Financial Group,
Inc.
232,595
0.1
40,829,348
15.1
Taiwan : 15.4%
14,000
Accton Technology Corp.
413,479
0.1
13,699
Advantech Co. Ltd.
152,385
0.1
58,000  ASE Technology Holding
Co. Ltd.
281,265
0.1
40,000
Asustek Computer, Inc.
878,057
0.3
24,000  Catcher Technology Co.
Ltd.
169,491
0.1
109,000  Cheng Shin Rubber
Industry Co. Ltd.
145,808
0.1
259,000
China Airlines Ltd.
177,477
0.1
185,000
China Steel Corp.
120,139
0.0
21,000
Chroma ATE, Inc.
300,705
0.1
69,000  Chunghwa Telecom Co.
Ltd.
298,168
0.1
170,000
Compal Electronics, Inc.
166,362
0.1
114,000
Delta Electronics, Inc.
2,147,544
0.8
7,000
Eclat Textile Co. Ltd.
93,634
0.0
12,000
Elite Material Co. Ltd.
439,880
0.2
343,000
Eva Airways Corp.
432,489
0.2
126,000  Far Eastern New Century
Corp.
120,764
0.0
99,000  Far EasTone
Telecommunications Co.
Ltd.
270,013
0.1
694,000
(1)(2)(3)
FIT Hon Teng Ltd.
233,604
0.1
206,000  Hon Hai Precision
Industry Co. Ltd.
1,211,380
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
7,000  International Games
System Co. Ltd.
$ 183,034
0.1
2,000
King Slide Works Co. Ltd.
176,099
0.1
47,000  King Yuan Electronics
Co. Ltd.
183,849
0.1
4,400
Largan Precision Co. Ltd.
345,106
0.1
52,000
Lite-On Technology Corp.
205,582
0.1
4,000
Lotes Co. Ltd.
187,040
0.1
77,000
MediaTek, Inc.
3,486,912
1.3
54,000
(3)
Micro-Star International
Co. Ltd.
257,976
0.1
9,000  Nien Made Enterprise
Co. Ltd.
128,472
0.0
17,000  Novatek Microelectronics
Corp.
268,663
0.1
357,000
Pegatron Corp.
950,395
0.3
219,000
Pou Chen Corp.
205,950
0.1
15,000  Realtek Semiconductor
Corp.
286,813
0.1
61,000  Synnex Technology
International Corp.
135,187
0.0
169,000
Taiwan Cement Corp.
137,088
0.0
79,000
Taiwan Mobile Co. Ltd.
278,499
0.1
652,731  Taiwan Semiconductor
Manufacturing Co. Ltd.
25,129,678
9.3
80,000  Teco Electric and
Machinery Co. Ltd.
135,809
0.0
64,000  Uni-President Enterprises
Corp.
168,913
0.1
212,000  United Microelectronics
Corp.
293,763
0.1
12,000
Yageo Corp.
210,860
0.1
65,000  Zhen Ding Technology
Holding Ltd.
271,093
0.1
41,679,425
15.4
Thailand : 1.5%
47,600  Advanced Info Service
PCL
422,914
0.2
187,100  Charoen Pokphand
Foods PCL
130,487
0.0
1,729,516
CP ALL PCL - Foreign
2,498,871
0.9
45,400
Kasikornbank PCL
224,496
0.1
247,600
Krung Thai Bank PCL
166,472
0.1
60,200  PTT Exploration &
Production PCL
231,754
0.1
325,200
PTT PCL - Foreign
330,655
0.1
360,000
(2)
True Corp. PCL
114,216
0.0
4,119,865
1.5
Turkey : 0.7%
612,341
Akbank TAS
1,015,236
0.4
47,777  Anadolu Anonim Turk
Sigorta Sirketi
116,986
0.0
18,048  BIM Birlesik Magazalar
AS
235,855
0.1
11,389
Migros Ticaret AS
146,875
0.0
27,643
Turk Hava Yollari AO
195,702
0.1
130,539  Turkcell Iletisim
Hizmetleri AS
299,272
0.1
2,009,926
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates : 1.3%
25,281  Abu Dhabi Islamic Bank
PJSC
$ 165,994
0.1
127,283  Abu Dhabi National Oil
Co. for Distribution PJSC
128,563
0.0
92,988  ADNOC Drilling Co.
PJSC
147,847
0.0
120,994  ADNOC Logistics &
Services
153,505
0.1
354,432
Air Arabia PJSC
358,304
0.1
162,499
Aldar Properties PJSC
419,920
0.1
132,193  Emaar Development
PJSC
539,472
0.2
367,744
Emaar Properties PJSC
1,522,940
0.6
100,957
Salik Co. PJSC
175,707
0.1
3,612,252
1.3
United Kingdom : 1.1%
49,995
Unilever PLC, ADR
2,921,208
1.1
United States : 0.6%
11,850
GCC SAB de CV
110,793
0.1
10,704
Micron Technology, Inc.
1,168,234
0.4
9,264  Titan Cement
International SA
370,086
0.1
1,649,113
0.6
Total Common Stock
(Cost $211,787,267)
252,613,214
93.2
EXCHANGE-TRADED FUNDS : 4.4%
205,568
(1)
iShares MSCI China ETF
11,805,770
4.4
Total Exchange-Traded
Funds
(Cost $10,897,434)
11,805,770
4.4
PREFERRED STOCK : 0.8%
Brazil : 0.6%
324,048  Cia Energetica de Minas
Gerais
592,593
0.2
100,809
Gerdau SA
302,631
0.1
263,602
Itausa SA
485,820
0.2
53,709
Petroleo Brasileiro SA
312,209
0.1
1,693,253
0.6
Chile : 0.1%
62,602
Embotelladora Andina SA
240,210
0.1
South Korea : 0.1%
1,599
LG Chem Ltd.
173,627
0.1
Total Preferred Stock
(Cost $2,287,458)
2,107,090
0.8
Total Long-Term
Investments
(Cost $224,972,159)
266,526,074
98.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.9%
Repurchase Agreements : 3.0%
2,355,076
(4)
Citadel Securities LLC,
Repurchase Agreement
dated 07/31/2025,
4.430%, due 08/01/2025
(Repurchase Amount
$2,355,362, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $2,402,473, due
08/14/25-05/15/55)
$ 2,355,076
0.9
2,213,771
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
07/31/2025, 4.370%, due
08/01/2025 (Repurchase
Amount $2,214,036,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,258,047, due
08/21/25-07/20/65)
2,213,771
0.8
1,997,265
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
07/31/2025, 4.370%, due
08/01/2025 (Repurchase
Amount $1,997,504,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$2,037,210, due
06/01/30-07/01/55)
1,997,265
0.7
129,831
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$129,847, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $132,428, due
04/15/27-11/15/54)
129,831
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
582,806
(4)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$582,876, collateralized
by various U.S.
Government Securities,
0.125%-4.750%, Market
Value plus accrued
interest $594,462, due
02/15/41-08/15/52)
$ 582,806
0.2
795,125
(4)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 07/31/2025,
4.360%, due 08/01/2025
(Repurchase Amount
$795,220, collateralized
by various U.S.
Government Securities,
2.875%-4.625%, Market
Value plus accrued
interest $811,028, due
04/30/29-05/15/32)
795,125
0.3
Total Repurchase
Agreements
(Cost $8,073,874)
8,073,874
3.0
Time Deposits : 0.6%
230,000
(4)
Credit Agricole Corporate
and Investment Bank,
4.310
%,
08/01/2025 230,000
0.1
180,000
(4)
DZ Bank AG,
4.310
%,
08/01/2025 180,000
0.0
230,000
(4)
Landesbank Hessen
Thueringen Girozentrale,
4.320
%,
08/01/2025 230,000
0.1
230,000
(4)
Mizuho Bank Ltd.,
4.330
%,
08/01/2025 230,000
0.1
230,000
(4)
Royal Bank of Canada,
4.330
%,
08/01/2025 230,000
0.1
220,000
(4)
Societe Generale S.A.,
4.330
%,
08/01/2025 220,000
0.0
230,000
(4)
Svenska Handelsbanken
AB,
4.320
%,
08/01/2025 230,000
0.1
230,000
(4)
Toronto-Dominion Bank,
4.340
%,
08/01/2025 230,000
0.1
Total Time Deposits
(Cost $1,780,000)
1,780,000
0.6

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.3%
3,300,039
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
$ 3,300,039
1.2
260,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
260,000
0.1
Total Mutual Funds
(Cost $3,560,039)
3,560,039
1.3
Total Short-Term
Investments
(Cost $13,413,913)
13,413,913
4.9
Total Investments in
Securities
(Cost $238,386,072) $ 279,939,987 103.3
Liabilities in Excess of
Other Assets (8,871,891) (3.3)
Net Assets $ 271,068,096 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of July 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 27.1%
Financials 13.2
Consumer Discretionary 12.6
Industrials 10.2
Communication Services 9.3
Consumer Staples 8.7
Energy 5.7
Exchange-Traded Funds 4.4
Materials 2.6
Utilities 2.0
Health Care 1.4
Real Estate 1.2
Short-Term Investments 4.9
Liabilities in Excess of Other Assets (3.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 18,098,638 $ — $ — $ 18,098,638
Chile 1,415,421 — — 1,415,421
China 9,720,939 33,210,700 — 42,931,639
Czechia — 538,894 — 538,894
Egypt — 185,915 — 185,915
France — 1,679,226 — 1,679,226
Greece 1,195,428 — — 1,195,428
Hong Kong — 3,695,058 — 3,695,058
Hungary 716,318 1,209,313 — 1,925,631
Iceland 147,473 211,164 — 358,637
India 10,810,517 29,736,836 — 40,547,353
Indonesia — 4,547,535 — 4,547,535
Japan — 3,283,950 — 3,283,950
Kuwait — 176,528 — 176,528
Luxembourg 229,315 — — 229,315
Malaysia 160,618 3,099,580 — 3,260,198
Mexico 13,953,826 — — 13,953,826
Peru 1,399,710 — — 1,399,710
Philippines 382,572 537,819 — 920,391
Qatar 822,352 311,020 — 1,133,372
Romania 354,124 520,926 — 875,050
Saudi Arabia 293,821 1,369,285 — 1,663,106
Singapore 3,036,103 452,218 — 3,488,321
South Africa 5,228,588 3,060,347 — 8,288,935
South Korea — 40,829,348 — 40,829,348
Taiwan — 41,679,425 — 41,679,425
Thailand — 4,119,865 — 4,119,865
Turkey 352,841 1,657,085 — 2,009,926
United Arab Emirates 429,915 3,182,337 — 3,612,252
United Kingdom 2,921,208 — — 2,921,208
United States 1,279,027 370,086 — 1,649,113
Total Common Stock 72,948,754 179,664,460 — 252,613,214
Exchange-Traded Funds 11,805,770 — — 11,805,770
Preferred Stock 1,933,463 173,627 — 2,107,090
Short-Term Investments 3,560,039 9,853,874 — 13,413,913
Total Investments, at fair value $ 90,248,026 $ 189,691,961 $ — $ 279,939,987
Other Financial Instruments+
Forward Foreign Currency Contracts — 1,643 — 1,643
Total Assets $ 90,248,026 $ 189,693,604 $ — $ 279,941,630
Liabilities Table
Other Financial Instruments+
Futures $ (5,237) $ — $ — $ (5,237)
Total Liabilities $ (5,237) $ — $ — $ (5,237)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
At July 31, 2025, the following forward foreign currency contracts were outstanding for Voya VACS Series EME Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 104,388 ZAR 1,871,628 The Bank of New York 08/01/25 $ 1,643
$ 1,643
At July 31, 2025, the following futures contracts were outstanding for Voya VACS Series EME Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 22 09/19/25 $ 1,362,130 $ (5,237)
$ 1,362,130 $ (5,237)
Currency Abbreviations:
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 51,176,613
Gross Unrealized Depreciation (9,622,698)
Net Unrealized Appreciation $ 41,553,915